UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.L.C.
           --------------------------------------------------
Address:   60 East 55th Street
           --------------------------------------------------
           30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           --------------------------------------------------
Title:     Managing Principal
           --------------------------------------------------
Phone:     (212) 812-3100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Brian J. Higgins        New York, New York        02/14/05
       --------------------        ------------------        --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        52
                                               -------------

Form 13F Information Table Value Total:        $951,473
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1                 28-10358                       KING STREET CAPITAL, LTD.

2                 28-10355                       BRIAN J. HIGGINS

3                 28-10357                       O. FRANCIS BIONDI, JR.

4                 28-10701                       KING STREET CAPITAL, L.P.




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
                                     Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALTRIA GROUP INC         COM        02209S103     41,548     680,000   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC         COM        02209S103     19,552     320,000   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP             COM        131347106      3,227     819,000   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP             COM        131347106      1,450     368,000   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC   COM        15189T107     23,052   2,040,000   SH           Defined     1  2  3           2,040,000
-----------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC   COM        15189T107     10,848     960,000   SH           Defined     4  2  3             960,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC            W EXP
                       99/99/999    172967127          5       3,600   WTS          Defined     1  2  3               3,600
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC            W EXP
                       99/99/999    172967127          9       6,400   WTS          Defined     4  2  3               6,400
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP          NOTE
                       2.875%12/0   125896AW0      1,005   1,005,000   PRN          Defined     1  2  3           1,005,000
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP          NOTE
                       2.875%12/0   125896AW0        495     495,000   PRN          Defined     4  2  3             495,000
-----------------------------------------------------------------------------------------------------------------------------------
DANIELSON HLDG CORP      COM        236274106      8,599   1,017,612   SH           Defined     1  2  3           1,017,612
-----------------------------------------------------------------------------------------------------------------------------------
DANIELSON HLDG CORP      COM        236274106      4,047     478,876   SH           Defined     4  2  3             478,876
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES
 INC DEL                 COM        247361108      1,290     172,500   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES
 INC DEL                 COM        247361108        580      77,500   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
DPL INC                  COM        233293109      5,672     225,900   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
DPL INC                  COM        233293109      2,669     106,300   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES     COM NEW      302051206      7,503     544,457   SH           Defined     1  2  3             544,457
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES     COM NEW      302051206      3,531     256,215   SH           Defined     4  2  3             256,215
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES       W EXP
                       99/99/999    302051123         51      24,706   WTS          Defined     1  2  3              24,706
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES       W EXP
                       99/99/999    302051123         24      11,626   WTS          Defined     4  2  3              11,626
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW   COM        38388F108      9,119     670,000   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW   COM        38388F108      4,491     330,000   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC   W EXP
                       04/20/200    494580111     12,005     387,872   WTS          Defined     1  2  3             387,872
-----------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC   W EXP
                       04/20/200    494580111      5,649     182,528   WTS          Defined     4  2  3             182,528
-----------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC   W EXP
                       04/20/200    494580129     18,939     686,188   WTS          Defined     1  2 3              686,188
-----------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC   W EXP
                       04/20/200    494580129      8,912     322,912   WTS          Defined     4  2  3             322,912
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC         COM        50730R102      2,183     102,000   SH           Defined     1  2  3             102,000
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC         COM        50730R102      1,027      48,000   SH           Defined     4  2  3              48,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC         COM NEW      629377508      5,393     149,600   SH           Defined     1  2  3             149,600
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC         COM NEW      629377508      2,538      70,400   SH           Defined     4  2  3              70,400
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                COM        69331C108    272,985   8,202,675   SH           Defined     1  2  3           8,202,675
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                COM        69331C108    146,992   4,416,825   SH           Defined     4  2  3           4,416,825
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY            COM        816851109     27,437     748,000   SH           Defined     1  2  3             748,000
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY            COM        816851109     12,911     352,000   SH           Defined     4  2  3             352,000
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP              COM FON    852061100     16,650     670,000   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP              COM FON    852061100      8,201     330,000   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
STAR GAS PARTNERS LP   UNIT LTD
                        PARTNR      85512C105      4,992     670,000   SH           Defined     1  2  3             670,000
-----------------------------------------------------------------------------------------------------------------------------------
STAR GAS PARTNERS LP   UNIT LTD
                        PARTNR      85512C105      2,459     330,000   SH           Defined     4  2  3             330,000
-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC           COM        880915103      3,867     435,500   SH           Defined     1  2  3             435,500
-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC           COM        880915103      1,905     214,500   SH           Defined     4  2  3             214,500
-----------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC            COM        892335100      6,960     340,000   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC            COM        892335100      3,275     160,000   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                 COM        873168108     87,802   1,360,000   SH           Defined     1  2  3           1,360,000
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                 COM        873168108     41,318     640,000   SH           Defined     4  2  3             640,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
 STL CORP NEW            COM        912909108      6,970     136,000   SH   CALL    Defined     1  2  3
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
 STL CORP NEW            COM        912909108      3,280      64,000   SH   CALL    Defined     4  2  3
-----------------------------------------------------------------------------------------------------------------------------------
USEC INC                 COM        90333E108     21,376   2,206,000   SH           Defined     1  2  3           2,206,000
-----------------------------------------------------------------------------------------------------------------------------------
USEC INC                 COM        90333E108      9,632     994,000   SH           Defined     4  2  3             994,000
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC          COM        93317Q105     20,583     610,236   SH           Defined     1  2  3             610,236
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC          COM        93317Q105     10,138     300,564   SH           Defined     4  2  3             300,564
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL     COM        969457100     24,702   1,516,400   SH           Defined     1  2  3           1,516,400
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL     COM        969457100     11,625     713,600   SH           Defined     4  2  3             713,600
-----------------------------------------------------------------------------------------------------------------------------------


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